UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Real Estate Index Fund

April 30, 2012

1.929338.100

URX-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 97.8%
REITs - Apartments - 17.9%
American Campus Communities, Inc.	5,142	$ 228,562
Apartment Investment & Management Co. Class A	8,933	242,531
AvalonBay Communities, Inc.	7,031	1,022,307
BRE Properties, Inc.	5,528	290,220
Camden Property Trust (SBI)	5,829	394,448
Colonial Properties Trust (SBI)	6,450	144,287
Education Realty Trust, Inc.	6,803	76,670
Equity Residential (SBI)	21,781	1,338,225
Essex Property Trust, Inc.	2,501	395,083
Home Properties, Inc.	3,569	217,887
Mid-America Apartment Communities, Inc.	2,747	186,988
Pennsylvania Real Estate Investment Trust (SBI)	4,095	57,699
Post Properties, Inc.	3,937	191,732
UDR, Inc.	16,203	426,625
TOTAL REITS - APARTMENTS		5,213,264
REITs - Factory Outlets - 0.7%
Tanger Factory Outlet Centers, Inc.	6,353	198,976
REITs - Health Care Facilities - 13.1%
HCP, Inc.	30,028	1,244,661
Health Care REIT, Inc.	15,552	881,176
Healthcare Realty Trust, Inc.	5,755	123,617
Senior Housing Properties Trust (SBI)	12,028	265,578
Universal Health Realty Income Trust (SBI)	873	35,304
Ventas, Inc.	21,292	1,251,757
TOTAL REITS - HEALTH CARE FACILITIES		3,802,093
REITs - Hotels - 6.1%
Ashford Hospitality Trust, Inc.	5,030	42,956
DiamondRock Hospitality Co.	12,445	132,290
FelCor Lodging Trust, Inc. (a)	9,205	38,845
Hersha Hospitality Trust	11,106	63,860
Hospitality Properties Trust (SBI)	9,123	251,612
Host Hotels & Resorts, Inc.	52,222	868,974
LaSalle Hotel Properties (SBI)	6,292	185,048
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - continued
Pebblebrook Hotel Trust	3,764	$ 90,637
Sunstone Hotel Investors, Inc. (a)	8,705	88,791
TOTAL REITS - HOTELS		1,763,013
REITs - Industrial Buildings - 13.6%
DCT Industrial Trust, Inc.	18,168	107,736
Duke Realty LP	18,646	276,334
DuPont Fabros Technology, Inc.	4,619	125,406
EastGroup Properties, Inc.	1,992	100,198
Extra Space Storage, Inc.	6,970	211,540
First Industrial Realty Trust, Inc. (a)	5,901	72,818
First Potomac Realty Trust	3,693	45,941
Liberty Property Trust (SBI)	8,469	308,695
Prologis, Inc.	33,946	1,214,588
Public Storage	10,427	1,493,772
TOTAL REITS - INDUSTRIAL BUILDINGS		3,957,028
REITs - Malls - 17.3%
CBL & Associates Properties, Inc.	10,409	193,920
General Growth Properties, Inc.	28,451	506,428
Rouse Properties, Inc. (a)	1,077	14,475
Simon Property Group, Inc.	21,655	3,369,515
Taubman Centers, Inc.	4,280	330,330
The Macerich Co.	9,754	600,554
TOTAL REITS - MALLS		5,015,222
REITs - Management/Investment - 3.8%
CubeSmart	8,429	105,868
Digital Realty Trust, Inc.	7,762	582,849
Equity Lifestyle Properties, Inc.	3,055	213,667
Franklin Street Properties Corp.	5,444	54,821
Washington (REIT) (SBI)	4,875	144,056
TOTAL REITS - MANAGEMENT/INVESTMENT		1,101,261
REITs - Mobile Home Parks - 0.3%
Sun Communities, Inc.	1,764	77,175
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Office Buildings - 13.5%
Alexandria Real Estate Equities, Inc.	4,580	$ 343,134
BioMed Realty Trust, Inc.	11,345	224,858
Boston Properties, Inc.	10,766	1,165,420
Brandywine Realty Trust (SBI)	9,942	117,912
CommonWealth REIT	6,187	116,006
Corporate Office Properties Trust (SBI)	5,317	125,215
Cousins Properties, Inc.	6,208	48,795
Douglas Emmett, Inc.	9,439	219,362
Highwoods Properties, Inc. (SBI)	5,354	185,944
Kilroy Realty Corp.	4,959	235,305
Mack-Cali Realty Corp.	6,430	184,670
Parkway Properties, Inc.	1,622	16,042
Piedmont Office Realty Trust, Inc. Class A	12,768	226,504
PS Business Parks, Inc.	1,385	94,526
SL Green Realty Corp.	6,320	521,021
Sovran Self Storage, Inc.	2,034	107,192
TOTAL REITS - OFFICE BUILDINGS		3,931,906
REITs - Shopping Centers - 11.5%
Acadia Realty Trust (SBI)	3,151	73,040
Cedar Shopping Centers, Inc.	3,913	20,426
DDR Corp.	17,794	263,351
Equity One, Inc.	4,579	95,152
Federal Realty Investment Trust (SBI)	4,709	474,008
Inland Real Estate Corp.	5,702	49,037
Kimco Realty Corp.	30,060	583,465
Kite Realty Group Trust	4,423	22,602
Ramco-Gershenson Properties Trust (SBI)	2,871	34,567
Regency Centers Corp.	6,650	298,984
Saul Centers, Inc.	586	23,446
Vornado Realty Trust	13,625	1,169,570
Weingarten Realty Investors (SBI)	8,935	237,314
TOTAL REITS - SHOPPING CENTERS		3,344,962
TOTAL REAL ESTATE INVESTMENT TRUSTS		28,404,900
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.7%
Real Estate Operating Companies - 1.7%
Brookfield Properties Corp.	19,158	$ 346,987
Forest City Enterprises, Inc. Class A (a)	9,782	156,023
TOTAL REAL ESTATE OPERATING COMPANIES		503,010
TOTAL COMMON STOCKS (Cost $26,120,313)		28,907,910
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 7/19/12 (Cost $19,996)	$ 20,000	19,996
Money Market Funds - 1.2%
	Shares
Fidelity Cash Central Fund, 0.14% (b) (Cost $348,137)	348,137	348,137
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $26,488,446)		29,276,043
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(231,470)
NET ASSETS - 100%		$ 29,044,573
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P 500 Index Contracts	June 2012	$ 69,680	$ 28

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 233
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 28,907,910	$ 28,907,910	$ -	$ -
U.S. Treasury Obligations	19,996	-	19,996	-
Money Market Funds	348,137	348,137	-	-
Total Investments in Securities:	$ 29,276,043	$ 29,256,047	$ 19,996	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 28	$ 28	$ -	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $26,490,138. Net unrealized appreciation aggregated $2,785,905, of which $2,829,361 related to appreciated investment securities and $43,456 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2012